Loans - Composition of Loan Portfolio By Class of Loan (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	$ 4,450,322		$ 4,317,099
Accrued Interest Receivable	13,587		14,684
Recorded Investment	4,463,909		4,331,783
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	823,927	[1]	743,797	[1]
Accrued Interest Receivable	2,976	[1]	3,121	[1]
Recorded Investment	826,903	[1]	746,918	[1]
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	1,092,164	[1]	1,108,574	[1]
Accrued Interest Receivable	3,839	[1]	4,235	[1]
Recorded Investment	1,096,003	[1]	1,112,809	[1]
Construction real estate
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	165,528		217,546
Recorded Investment	166,010		218,096
SEPH/Vision commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	15,105	[1]	31,603	[1]
Accrued Interest Receivable	37	[1]	31	[1]
Recorded Investment	15,142	[1]	31,634	[1]
Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	115,473		156,053
Accrued Interest Receivable	331		394
Recorded Investment	115,804		156,447
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	26,373		20,039
Accrued Interest Receivable	81		64
Recorded Investment	26,454		20,103
Installment
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	8,577		9,851
Accrued Interest Receivable	33		61
Recorded Investment	8,610		9,912
Commercial
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	392,203		395,824
Accrued Interest Receivable	959		1,105
Recorded Investment	393,162		396,929
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	1,064,787		953,758
Accrued Interest Receivable	1,399		1,522
Recorded Investment	1,066,186		955,280
HELOC
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	212,905		227,682
Accrued Interest Receivable	892		942
Recorded Investment	213,797		228,624
Installment
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	43,750		51,354
Accrued Interest Receivable	176		236
Recorded Investment	43,926		51,590
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	651,930		616,505
Accrued Interest Receivable	2,835		2,930
Recorded Investment	654,765		619,435
Leases
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	3,128		2,059
Accrued Interest Receivable	29		43
Recorded Investment	$ 3,157		$ 2,102

[1]	Included within commercial, financial and agricultural loans, commercial real estate loans, and SEPH/Vision commercial land and development loans are an immaterial amount of consumer loans that are not broken out by class.